Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 2,274	$ 1,828
Aluminum swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	1,241	1,184
Exchange traded sugar futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	85	74
Natural gas and energy derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	350	202
Corn swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	292	160
Exchange traded wheat futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	129	83
Rice swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	85	76
Plastic derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 93	$ 50